Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	84 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000220379_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220379_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	$ 2,000,000,000
C000220379_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,570,322,474
C000220379_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,696,910,965
C000220379_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,506,886,552
C000220379_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,005,131,673
C000220379_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,206,138,060
C000220379_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,842,642,899
C000220379_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2045 Composite Index℠
C000220379_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220379_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,564,930,037
C000220379_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,702,697,201
C000220379_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,504,186,394
C000220379_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,008,574,171
C000220379_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,205,600,618
C000220379_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,818,453,751
C000220379_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220379_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220379_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220379_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220379_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220379_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220379_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000220379_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	4,661,184,115
C000079285_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079285_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079285_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,307
C000079285_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,590
C000079285_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,183
C000079285_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,606
C000079285_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,063
C000079285_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,484
C000079285_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,322
C000079285_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,512
C000079285_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,613
C000079285_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,319
C000079285_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2030 Composite Index℠
C000079285_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079285_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,313
C000079285_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,607
C000079285_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,236
C000079285_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,667
C000079285_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,175
C000079285_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,667
C000079285_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,472
C000079285_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,721
C000079285_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,828
C000079285_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,504
C000079285_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000079285_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079285_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000079285_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000079285_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000079285_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000079285_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000079285_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000079285_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000079285_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000079285_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000079285_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000157958_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157958_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157958_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,744,061
C000157958_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,502,316
C000157958_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,800,587
C000157958_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,194,542
C000157958_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,289,610
C000157958_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,747,286
C000157958_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,054,700
C000157958_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,857,981
C000157958_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,579,297
C000157958_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,872,032
C000157958_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2050 Composite Index℠
C000157958_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157958_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,744,852
C000157958_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,502,455
C000157958_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,815,663
C000157958_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,216,827
C000157958_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,325,593
C000157958_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,826,488
C000157958_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,104,741
C000157958_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,938,598
C000157958_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,654,949
C000157958_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,877,587
C000157958_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157958_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157958_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,858,613
C000157958_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,678,339
C000157958_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,312,547
C000157958_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,802,284
C000157958_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,635,483
C000157958_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,299,488
C000157958_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,348,929
C000157958_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,740,119
C000157958_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,956,429
C000157958_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,797,227
C000157968_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157968_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157968_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,749,114
C000157968_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,504,209
C000157968_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,804,286
C000157968_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,201,899
C000157968_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,294,763
C000157968_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,752,160
C000157968_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,062,962
C000157968_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,864,344
C000157968_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,588,274
C000157968_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,875,254
C000157968_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2055 Composite Index℠
C000157968_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157968_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,744,852
C000157968_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,502,455
C000157968_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,815,663
C000157968_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,216,827
C000157968_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,325,593
C000157968_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,826,488
C000157968_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,104,741
C000157968_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,938,598
C000157968_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,654,949
C000157968_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,872,872
C000157968_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157968_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157968_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,858,613
C000157968_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,678,339
C000157968_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,312,547
C000157968_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,802,284
C000157968_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,635,483
C000157968_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,299,488
C000157968_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,348,929
C000157968_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,740,119
C000157968_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,956,429
C000157968_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,797,227
C000220389_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220389_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220389_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,569,839,744
C000220389_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,696,838,733
C000220389_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,504,546,715
C000220389_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,980,616,147
C000220389_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,177,272,104
C000220389_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,759,915,206
C000220389_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2040 Composite Index℠
C000220389_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220389_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,564,930,037
C000220389_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,702,142,363
C000220389_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,502,592,539
C000220389_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,983,837,130
C000220389_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,176,624,452
C000220389_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,739,194,613
C000220389_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220389_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220389_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220389_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220389_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220389_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220389_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000220389_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	4,661,184,115
C000177888_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2040 Fund
C000177888_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177888_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,989
C000177888_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,271
C000177888_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,114
C000177888_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,831
C000177888_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,450
C000177888_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,370
C000177888_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,522
C000177888_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,628
C000177888_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,665
C000177888_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2040 Composite Index℠
C000177888_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177888_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000177888_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,449
C000177888_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,443
C000177888_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,666
C000177888_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,504
C000177888_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,285
C000177888_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,224
C000177888_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,402
C000177888_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,838
C000177888_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177888_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177888_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177888_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177888_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177888_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177888_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177888_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177888_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177888_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000177888_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,022
C000177881_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend Retirement Fund
C000177881_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177881_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,314
C000177881_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,689
C000177881_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,921
C000177881_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,323
C000177881_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,247
C000177881_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,756
C000177881_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,479
C000177881_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,190
C000177881_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,296
C000177881_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom Retirement Composite Index℠
C000177881_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177881_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,253
C000177881_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,695
C000177881_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,114
C000177881_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,226
C000177881_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,190
C000177881_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,725
C000177881_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,445
C000177881_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,135
C000177881_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,069
C000177881_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000177881_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177881_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,960
C000177881_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,406
C000177881_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,336
C000177881_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,416
C000177881_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,942
C000177881_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,419
C000177881_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,596
C000177881_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,113
C000177881_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,596
C000157964_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157964_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157964_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,536,906
C000157964_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,067,224
C000157964_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,352,475
C000157964_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,180,167
C000157964_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,057,334
C000157964_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,214,904
C000157964_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,671,853
C000157964_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,582,226
C000157964_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,086,958
C000157964_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,240,784
C000157964_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2025 Composite Index℠
C000157964_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157964_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,538,075
C000157964_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,071,564
C000157964_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,367,451
C000157964_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,196,155
C000157964_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,092,884
C000157964_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,274,832
C000157964_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,714,412
C000157964_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,649,229
C000157964_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,151,345
C000157964_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,280,936
C000157964_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157964_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157964_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,858,613
C000157964_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,678,339
C000157964_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,312,547
C000157964_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,802,284
C000157964_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,635,483
C000157964_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,299,488
C000157964_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,348,929
C000157964_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,740,119
C000157964_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,956,429
C000157964_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,797,227
C000079284_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079284_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079284_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,067
C000079284_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,122
C000079284_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,685
C000079284_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,336
C000079284_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,070
C000079284_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,376
C000079284_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,287
C000079284_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,102
C000079284_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,101
C000079284_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,382
C000079284_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2025 Composite Index℠
C000079284_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079284_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,076
C000079284_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,143
C000079284_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,735
C000079284_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,392
C000079284_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,186
C000079284_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,550
C000079284_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,429
C000079284_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,298
C000079284_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,303
C000079284_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,562
C000079284_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000079284_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079284_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000079284_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000079284_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000079284_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000079284_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000079284_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000079284_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000079284_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000079284_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000079284_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000252925_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252925_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252925_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,069,015,444
C000252925_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,074,747,702
C000252925_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2070 Composite Index℠
C000252925_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252925_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,055,971,476
C000252925_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,017,764,831
C000252925_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252925_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252925_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000252925_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,981,882,171
C000252918_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252918_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252918_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,059,679,111
C000252918_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,703,110,898
C000252918_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2025 Composite Index℠
C000252918_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252918_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,051,143,810
C000252918_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,674,628,932
C000252918_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252918_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252918_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000252918_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,981,882,171
C000220391_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220391_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220391_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,570,441,371
C000220391_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,696,617,493
C000220391_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,506,116,704
C000220391_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,005,402,730
C000220391_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,205,830,164
C000220391_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,839,958,839
C000220391_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2060 Composite Index℠
C000220391_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220391_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,564,930,037
C000220391_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,702,697,201
C000220391_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,504,186,394
C000220391_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,008,574,171
C000220391_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,205,600,618
C000220391_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,815,399,425
C000220391_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220391_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220391_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220391_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220391_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220391_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220391_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000220391_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	4,661,184,115
C000250739_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier Class
C000250739_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000250739_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,092,688,803
C000250739_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,505,265,851
C000250739_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2070 Composite Index℠
C000250739_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000250739_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,088,293,194
C000250739_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,485,547,516
C000250739_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250739_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000250739_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,076,098,185
C000250739_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,445,715,738
C000220390_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220390_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220390_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,569,376,202
C000220390_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,697,690,481
C000220390_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,506,076,076
C000220390_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,005,115,168
C000220390_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,206,346,184
C000220390_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,840,337,137
C000220390_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2055 Composite Index℠
C000220390_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220390_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,564,930,037
C000220390_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,702,697,201
C000220390_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,504,186,394
C000220390_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,008,574,171
C000220390_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,205,600,618
C000220390_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,815,622,691
C000220390_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220390_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220390_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220390_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220390_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220390_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220390_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000220390_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	4,661,184,115
C000079279_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079279_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079279_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,402
C000079279_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,820
C000079279_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,263
C000079279_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,694
C000079279_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,831
C000079279_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,768
C000079279_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,269
C000079279_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,003
C000079279_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,719
C000079279_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,697
C000079279_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index Retirement Composite Index℠
C000079279_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079279_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,413
C000079279_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,849
C000079279_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,309
C000079279_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,752
C000079279_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,928
C000079279_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,891
C000079279_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,399
C000079279_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,160
C000079279_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,889
C000079279_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	14,877
C000079279_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000079279_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079279_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000079279_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000079279_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000079279_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000079279_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000079279_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000079279_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000079279_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000079279_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000079279_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000220387_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220387_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220387_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,395,521,257
C000220387_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,456,446,567
C000220387_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,294,660,552
C000220387_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,603,270,947
C000220387_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,760,173,624
C000220387_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,144,470,811
C000220387_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2030 Composite Index℠
C000220387_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220387_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,393,696,189
C000220387_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,462,376,612
C000220387_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,295,706,894
C000220387_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,609,263,392
C000220387_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,763,556,732
C000220387_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,136,507,956
C000220387_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220387_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220387_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220387_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220387_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220387_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220387_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000220387_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	4,661,184,115
C000252922_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252922_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252922_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,072,072,046
C000252922_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,074,314,436
C000252922_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2055 Composite Index℠
C000252922_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252922_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,055,971,476
C000252922_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,018,116,973
C000252922_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252922_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252922_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000252922_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,981,882,171
C000177883_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2015 Fund
C000177883_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177883_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,609
C000177883_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,967
C000177883_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,757
C000177883_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,580
C000177883_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,647
C000177883_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,892
C000177883_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,105
C000177883_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,914
C000177883_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,592
C000177883_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2015 Composite Index℠
C000177883_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177883_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,524
C000177883_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,030
C000177883_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,014
C000177883_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,463
C000177883_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,619
C000177883_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,849
C000177883_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,024
C000177883_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,824
C000177883_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,246
C000177883_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000177883_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177883_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,960
C000177883_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,406
C000177883_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,336
C000177883_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,416
C000177883_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,942
C000177883_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,419
C000177883_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,596
C000177883_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,113
C000177883_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,596
C000079286_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079286_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079286_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,481
C000079286_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,969
C000079286_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,570
C000079286_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,568
C000079286_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,133
C000079286_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,815
C000079286_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,507
C000079286_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,325
C000079286_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,581
C000079286_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,925
C000079286_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2035 Composite Index℠
C000079286_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079286_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,486
C000079286_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,980
C000079286_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,615
C000079286_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,631
C000079286_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,240
C000079286_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,008
C000079286_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,659
C000079286_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,544
C000079286_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,809
C000079286_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,100
C000079286_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000079286_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079286_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000079286_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000079286_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000079286_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000079286_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000079286_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000079286_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000079286_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000079286_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000079286_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000220386_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220386_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220386_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,338,829,920
C000220386_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,385,070,966
C000220386_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,227,860,847
C000220386_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,492,946,417
C000220386_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,640,472,021
C000220386_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,976,786,277
C000220386_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2025 Composite Index℠
C000220386_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220386_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,338,901,213
C000220386_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,391,485,370
C000220386_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,229,519,994
C000220386_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,499,688,968
C000220386_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,644,804,055
C000220386_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,971,263,970
C000220386_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220386_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220386_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220386_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220386_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220386_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220386_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000220386_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	4,661,184,115
C000157965_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157965_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157965_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,656,385
C000157965_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,300,860
C000157965_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,604,742
C000157965_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,314,249
C000157965_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,550,023
C000157965_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,769,357
C000157965_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,190,197
C000157965_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,288,638
C000157965_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,845,314
C000157965_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,212,931
C000157965_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2030 Composite Index℠
C000157965_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157965_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,656,630
C000157965_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,303,400
C000157965_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,618,156
C000157965_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,333,511
C000157965_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	8,587,328
C000157965_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,833,718
C000157965_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,235,794
C000157965_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,360,670
C000157965_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,914,194
C000157965_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,252,148
C000157965_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157965_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157965_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,858,613
C000157965_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,678,339
C000157965_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,312,547
C000157965_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,802,284
C000157965_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,635,483
C000157965_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,299,488
C000157965_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,348,929
C000157965_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,740,119
C000157965_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,956,429
C000157965_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,797,227
C000079283_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079283_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079283_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,968
C000079283_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,924
C000079283_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,472
C000079283_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,269
C000079283_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,535
C000079283_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,762
C000079283_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,753
C000079283_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,290
C000079283_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,232
C000079283_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,172
C000079283_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2020 Composite Index℠
C000079283_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079283_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,978
C000079283_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,948
C000079283_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,524
C000079283_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,327
C000079283_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,646
C000079283_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,917
C000079283_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,885
C000079283_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,479
C000079283_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,428
C000079283_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,359
C000079283_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000079283_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079283_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000079283_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000079283_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000079283_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000079283_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000079283_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000079283_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000079283_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000079283_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000079283_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000252921_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252921_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252921_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,072,162,960
C000252921_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,001,538,947
C000252921_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2040 Composite Index℠
C000252921_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252921_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,056,580,824
C000252921_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,952,085,324
C000252921_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252921_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252921_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000252921_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,981,882,171
C000177882_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2010 Fund
C000177882_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177882_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,520
C000177882_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,877
C000177882_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,841
C000177882_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,110
C000177882_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,113
C000177882_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,490
C000177882_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,438
C000177882_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,235
C000177882_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,583
C000177882_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2010 Composite Index℠
C000177882_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177882_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,436
C000177882_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,922
C000177882_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,076
C000177882_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,000
C000177882_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,073
C000177882_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,439
C000177882_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,383
C000177882_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,138
C000177882_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	15,280
C000177882_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000177882_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177882_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,960
C000177882_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,406
C000177882_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,336
C000177882_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,416
C000177882_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,942
C000177882_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,419
C000177882_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,596
C000177882_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,113
C000177882_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,596
C000144493_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000144493_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144493_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,480
C000144493_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,992
C000144493_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,581
C000144493_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,365
C000144493_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,534
C000144493_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,436
C000144493_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,051
C000144493_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,634
C000144493_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,062
C000144493_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,612
C000144493_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2060 Composite Index℠
C000144493_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144493_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,490
C000144493_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,005
C000144493_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,631
C000144493_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,434
C000144493_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,651
C000144493_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,653
C000144493_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,209
C000144493_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,877
C000144493_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,310
C000144493_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,744
C000144493_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000144493_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000144493_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000144493_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000144493_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000144493_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000144493_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000144493_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000144493_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000144493_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000144493_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000144493_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000177887_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2035 Fund
C000177887_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177887_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,977
C000177887_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,279
C000177887_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,294
C000177887_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,509
C000177887_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,966
C000177887_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,923
C000177887_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,507
C000177887_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,531
C000177887_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,777
C000177887_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2035 Composite Index℠
C000177887_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177887_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,896
C000177887_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,442
C000177887_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,615
C000177887_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,329
C000177887_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,974
C000177887_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,840
C000177887_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,264
C000177887_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,327
C000177887_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,094
C000177887_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177887_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177887_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177887_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177887_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177887_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177887_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177887_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177887_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177887_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000177887_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,022
C000252913_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252913_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252913_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,072,642,127
C000252913_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,076,535,372
C000252913_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2050 Composite Index℠
C000252913_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252913_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,055,971,476
C000252913_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,020,162,603
C000252913_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252913_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252913_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000252913_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,981,882,171
C000079287_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079287_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079287_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,490
C000079287_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,993
C000079287_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,585
C000079287_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,373
C000079287_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,541
C000079287_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,449
C000079287_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,053
C000079287_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,467
C000079287_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,868
C000079287_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,042
C000079287_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2040 Composite Index℠
C000079287_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079287_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,490
C000079287_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,005
C000079287_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,631
C000079287_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,434
C000079287_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,651
C000079287_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,649
C000079287_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,198
C000079287_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,697
C000079287_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,099
C000079287_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,190
C000079287_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000079287_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079287_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000079287_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000079287_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000079287_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000079287_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000079287_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000079287_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000079287_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000079287_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000079287_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000252917_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252917_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252917_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,066,628,375
C000252917_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,643,360,642
C000252917_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2020 Composite Index℠
C000252917_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252917_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,059,830,965
C000252917_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,620,294,098
C000252917_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000252917_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252917_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,042,673,521
C000252917_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,261,956,616
C000252923_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252923_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252923_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,071,383,824
C000252923_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,073,701,436
C000252923_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2060 Composite Index℠
C000252923_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252923_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,055,971,476
C000252923_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,017,764,831
C000252923_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252923_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252923_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000252923_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,981,882,171
C000220385_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220385_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220385_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,296,634,004
C000220385_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,330,272,136
C000220385_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,182,539,986
C000220385_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,411,988,961
C000220385_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,553,446,120
C000220385_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,843,027,886
C000220385_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2020 Composite Index℠
C000220385_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220385_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,296,214,892
C000220385_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,336,092,217
C000220385_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,184,563,190
C000220385_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,418,510,242
C000220385_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,557,828,211
C000220385_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,841,151,591
C000220385_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000220385_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220385_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,961,896,920
C000220385_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,880,437,250
C000220385_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,790,490,276
C000220385_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,820,891,361
C000220385_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,909,743,644
C000220385_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	1,992,789,769
C000250737_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class
C000250737_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250737_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,461
C000250737_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,509
C000250737_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2070 Composite Index℠
C000250737_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250737_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250737_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,428
C000250737_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250737_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250737_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000250737_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,229
C000252914_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252914_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252914_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,084,928,646
C000252914_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,456,650,008
C000252914_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index Retirement Composite Index℠
C000252914_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252914_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,085,245,416
C000252914_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,446,918,988
C000252914_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000252914_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252914_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,042,673,521
C000252914_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,261,956,616
C000252924_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252924_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252924_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,072,782,556
C000252924_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,075,213,005
C000252924_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2065 Composite Index℠
C000252924_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252924_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,055,971,476
C000252924_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,017,764,831
C000252924_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252924_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252924_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000252924_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,981,882,171
C000157959_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157959_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157959_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,200,063
C000157959_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,411,592
C000157959_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,636,886
C000157959_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,861,264
C000157959_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,428,597
C000157959_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	6,400,624
C000157959_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,152,547
C000157959_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	6,523,836
C000157959_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	6,885,601
C000157959_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	7,384,286
C000157959_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index Retirement Composite Index℠
C000157959_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157959_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,206,418
C000157959_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,424,256
C000157959_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,654,660
C000157959_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,876,156
C000157959_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,464,176
C000157959_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	6,445,252
C000157959_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,199,306
C000157959_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	6,580,146
C000157959_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	6,944,581
C000157959_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	7,438,494
C000157959_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000157959_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157959_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,022,025
C000157959_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,082,426
C000157959_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,310,160
C000157959_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,784,555
C000157959_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	5,825,641
C000157959_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	5,583,755
C000157959_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	5,316,668
C000157959_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,406,940
C000157959_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,670,778
C000157959_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,917,374
C000177889_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2045 Fund
C000177889_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177889_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,991
C000177889_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,271
C000177889_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,115
C000177889_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,838
C000177889_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,453
C000177889_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,362
C000177889_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,674
C000177889_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,769
C000177889_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,132
C000177889_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2045 Composite Index℠
C000177889_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177889_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000177889_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,449
C000177889_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,443
C000177889_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,666
C000177889_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,507
C000177889_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,295
C000177889_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,375
C000177889_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,579
C000177889_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,322
C000177889_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177889_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177889_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177889_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177889_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177889_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177889_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177889_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177889_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177889_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000177889_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,022
C000079277_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079277_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079277_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,487
C000079277_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,990
C000079277_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,584
C000079277_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,367
C000079277_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,536
C000079277_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,441
C000079277_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,060
C000079277_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,644
C000079277_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,067
C000079277_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,630
C000079277_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2045 Composite Index℠
C000079277_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079277_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,490
C000079277_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,005
C000079277_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,631
C000079277_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,434
C000079277_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,651
C000079277_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,653
C000079277_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,209
C000079277_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,877
C000079277_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,310
C000079277_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,766
C000079277_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000079277_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079277_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000079277_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000079277_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000079277_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000079277_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000079277_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000079277_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000079277_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000079277_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000079277_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000157966_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157966_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157966_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,743,380
C000157966_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,490,255
C000157966_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,794,572
C000157966_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,296,257
C000157966_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,085,901
C000157966_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,433,170
C000157966_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,781,448
C000157966_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,194,754
C000157966_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,829,132
C000157966_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,516,372
C000157966_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2035 Composite Index℠
C000157966_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157966_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,742,826
C000157966_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,490,063
C000157966_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,807,565
C000157966_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,315,421
C000157966_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,120,229
C000157966_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,504,114
C000157966_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,829,478
C000157966_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,271,759
C000157966_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,904,254
C000157966_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,550,243
C000157966_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157966_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157966_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,858,613
C000157966_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,678,339
C000157966_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,312,547
C000157966_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,802,284
C000157966_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,635,483
C000157966_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,299,488
C000157966_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,348,929
C000157966_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,740,119
C000157966_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,956,429
C000157966_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,797,227
C000157961_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157961_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157961_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,369,675
C000157961_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,723,712
C000157961_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,980,892
C000157961_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,062,910
C000157961_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,103,784
C000157961_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,128,441
C000157961_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,784,610
C000157961_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,290,838
C000157961_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	7,703,023
C000157961_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	8,330,305
C000157961_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2010 Composite Index℠
C000157961_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157961_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,368,996
C000157961_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,731,828
C000157961_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,994,631
C000157961_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,079,170
C000157961_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,134,994
C000157961_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,175,293
C000157961_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,827,142
C000157961_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,345,465
C000157961_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	7,759,541
C000157961_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	8,386,328
C000157961_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000157961_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157961_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,022,025
C000157961_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,082,426
C000157961_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,310,160
C000157961_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,784,555
C000157961_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	5,825,641
C000157961_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	5,583,755
C000157961_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	5,316,668
C000157961_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,406,940
C000157961_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,670,778
C000157961_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,917,374
C000212330_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Premium Class
C000212330_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000212330_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	4,388,267
C000212330_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,579,063
C000212330_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	6,904,618
C000212330_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,415,946
C000212330_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,693,687
C000212330_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,200,517
C000212330_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,822,565
C000212330_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom Index 2065 Composite Index℠
C000212330_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000212330_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	4,391,280
C000212330_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,587,170
C000212330_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	6,940,979
C000212330_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	6,431,170
C000212330_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,726,522
C000212330_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,232,519
C000212330_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,798,585
C000212330_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212330_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000212330_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	4,459,188
C000212330_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	6,972,014
C000212330_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,062,841
C000212330_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,439,709
C000212330_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,662,779
C000212330_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,460,122
C000212330_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,322,387
C000177884_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2020 Fund
C000177884_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177884_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,672
C000177884_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,022
C000177884_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,666
C000177884_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,008
C000177884_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,145
C000177884_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,265
C000177884_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,743
C000177884_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,580
C000177884_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,601
C000177884_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2020 Composite Index℠
C000177884_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177884_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,586
C000177884_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,106
C000177884_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,931
C000177884_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,873
C000177884_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,114
C000177884_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,199
C000177884_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,612
C000177884_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,454
C000177884_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,166
C000177884_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000177884_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177884_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,960
C000177884_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,406
C000177884_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,336
C000177884_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,416
C000177884_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,942
C000177884_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,419
C000177884_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,596
C000177884_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,113
C000177884_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,596
C000220384_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220384_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220384_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,239,599,040
C000220384_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,260,173,101
C000220384_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,134,323,470
C000220384_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,326,250,334
C000220384_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,461,644,353
C000220384_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,702,024,046
C000220384_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2015 Composite Index℠
C000220384_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220384_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,240,328,599
C000220384_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,266,284,020
C000220384_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,138,123,847
C000220384_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,333,690,107
C000220384_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,466,775,311
C000220384_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,703,409,428
C000220384_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000220384_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220384_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,961,896,920
C000220384_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,880,437,250
C000220384_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,790,490,276
C000220384_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,820,891,361
C000220384_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,909,743,644
C000220384_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	1,992,789,769
C000220381_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220381_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220381_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,091,843,329
C000220381_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,083,390,998
C000220381_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,004,697,552
C000220381_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,124,065,237
C000220381_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,242,912,626
C000220381_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,406,487,330
C000220381_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index Retirement Composite Index℠
C000220381_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220381_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,095,171,776
C000220381_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,089,038,150
C000220381_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,009,321,989
C000220381_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,132,760,114
C000220381_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,250,880,790
C000220381_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,410,968,264
C000220381_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000220381_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220381_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,961,896,920
C000220381_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,880,437,250
C000220381_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,790,490,276
C000220381_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,820,891,361
C000220381_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,909,743,644
C000220381_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	1,992,789,769
C000220388_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220388_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220388_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,501,127,749
C000220388_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,596,101,749
C000220388_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,418,349,910
C000220388_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,808,088,492
C000220388_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,983,580,328
C000220388_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,449,213,896
C000220388_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2035 Composite Index℠
C000220388_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220388_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,496,975,851
C000220388_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,602,077,379
C000220388_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,417,372,699
C000220388_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,812,246,489
C000220388_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,985,413,855
C000220388_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,436,059,694
C000220388_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220388_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220388_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220388_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220388_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220388_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220388_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000220388_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	4,661,184,115
C000157967_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157967_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157967_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,745,181
C000157967_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,503,612
C000157967_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,803,352
C000157967_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,198,474
C000157967_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,291,056
C000157967_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,748,385
C000157967_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,051,753
C000157967_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,769,045
C000157967_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,476,048
C000157967_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,576,719
C000157967_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2040 Composite Index℠
C000157967_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157967_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,744,852
C000157967_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,502,455
C000157967_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,815,663
C000157967_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,216,827
C000157967_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,325,593
C000157967_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,824,471
C000157967_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,098,946
C000157967_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,848,659
C000157967_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,549,597
C000157967_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,594,994
C000157967_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157967_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157967_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,858,613
C000157967_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,678,339
C000157967_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,312,547
C000157967_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,802,284
C000157967_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,635,483
C000157967_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,299,488
C000157967_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,348,929
C000157967_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,740,119
C000157967_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,956,429
C000157967_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,797,227
C000220392_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220392_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220392_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,569,456,607
C000220392_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,696,985,204
C000220392_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,506,542,000
C000220392_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,004,021,796
C000220392_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,204,848,996
C000220392_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,839,663,977
C000220392_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2065 Composite Index℠
C000220392_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220392_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,564,930,037
C000220392_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,702,697,201
C000220392_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,504,186,394
C000220392_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,008,574,171
C000220392_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,205,600,618
C000220392_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,815,399,425
C000220392_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220392_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220392_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220392_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220392_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220392_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220392_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000220392_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	4,661,184,115
C000252915_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252915_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252915_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,081,393,900
C000252915_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,498,696,170
C000252915_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2010 Composite Index℠
C000252915_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252915_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,079,680,557
C000252915_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,489,998,883
C000252915_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000252915_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252915_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,042,673,521
C000252915_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,261,956,616
C000212317_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Flex® Freedom Blend 2065 Fund
C000212317_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212317_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,690
C000212317_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,613
C000212317_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,138
C000212317_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,202
C000212317_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,038
C000212317_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,991
C000212317_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,745
C000212317_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom 2065 Composite Index℠
C000212317_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212317_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212317_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212317_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212317_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212317_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212317_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212317_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,597
C000212317_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212317_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212317_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212317_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212317_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212317_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212317_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212317_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000212317_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,645
C000177878_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2050 Fund
C000177878_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177878_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,989
C000177878_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,269
C000177878_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,114
C000177878_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,828
C000177878_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,443
C000177878_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,355
C000177878_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,649
C000177878_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,743
C000177878_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,111
C000177878_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2050 Composite Index℠
C000177878_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177878_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000177878_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,449
C000177878_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,443
C000177878_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,666
C000177878_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,507
C000177878_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,295
C000177878_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,375
C000177878_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,579
C000177878_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,312
C000177878_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177878_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177878_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177878_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177878_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177878_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177878_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177878_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177878_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177878_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000177878_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,022
C000177886_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2030 Fund
C000177886_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177886_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,863
C000177886_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,199
C000177886_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,541
C000177886_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,853
C000177886_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,131
C000177886_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,173
C000177886_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,226
C000177886_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,151
C000177886_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,838
C000177886_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2030 Composite Index℠
C000177886_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177886_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,773
C000177886_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,323
C000177886_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,836
C000177886_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,692
C000177886_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,114
C000177886_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,091
C000177886_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,015
C000177886_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,962
C000177886_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,252
C000177886_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177886_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177886_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177886_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177886_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177886_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177886_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177886_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177886_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177886_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000177886_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,022
C000177885_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2025 Fund
C000177885_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177885_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,724
C000177885_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,076
C000177885_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,595
C000177885_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,349
C000177885_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,552
C000177885_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,605
C000177885_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,344
C000177885_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,201
C000177885_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,538
C000177885_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2025 Composite Index℠
C000177885_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177885_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,643
C000177885_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,172
C000177885_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,872
C000177885_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,200
C000177885_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,519
C000177885_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,536
C000177885_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,176
C000177885_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,057
C000177885_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,039
C000177885_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177885_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177885_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177885_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177885_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177885_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177885_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177885_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177885_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177885_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000177885_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,022
C000157969_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157969_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157969_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,746,669
C000157969_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,500,508
C000157969_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,803,143
C000157969_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,195,505
C000157969_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,288,263
C000157969_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,749,311
C000157969_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,058,669
C000157969_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,855,067
C000157969_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,582,508
C000157969_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,863,907
C000157969_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2060 Composite Index℠
C000157969_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157969_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,744,852
C000157969_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,502,455
C000157969_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,815,663
C000157969_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,216,827
C000157969_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,325,593
C000157969_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,826,488
C000157969_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,104,741
C000157969_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,938,598
C000157969_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,654,949
C000157969_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,872,060
C000157969_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157969_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157969_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,858,613
C000157969_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,678,339
C000157969_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,312,547
C000157969_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,802,284
C000157969_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,635,483
C000157969_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,299,488
C000157969_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,348,929
C000157969_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,740,119
C000157969_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,956,429
C000157969_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,797,227
C000220383_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220383_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220383_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,181,263,394
C000220383_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,189,435,914
C000220383_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,084,500,431
C000220383_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,239,051,130
C000220383_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,366,539,244
C000220383_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,562,024,808
C000220383_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2010 Composite Index℠
C000220383_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220383_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,182,342,947
C000220383_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,194,669,131
C000220383_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,088,181,925
C000220383_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	2,246,718,486
C000220383_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	2,373,369,726
C000220383_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	2,565,081,997
C000220383_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000220383_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220383_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	1,961,896,920
C000220383_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	1,880,437,250
C000220383_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	1,790,490,276
C000220383_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	1,820,891,361
C000220383_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	1,909,743,644
C000220383_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	1,992,789,769
C000212331_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000212331_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212331_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,776
C000212331_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,153
C000212331_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,794
C000212331_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,812
C000212331_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,358
C000212331_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,363
C000212331_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,594
C000212331_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Freedom Index 2065 Composite Index℠
C000212331_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212331_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,783
C000212331_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,174
C000212331_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,882
C000212331_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,862
C000212331_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,453
C000212331_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,465
C000212331_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,597
C000212331_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000212331_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212331_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,918
C000212331_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,944
C000212331_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,126
C000212331_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,879
C000212331_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,326
C000212331_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,920
C000212331_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,645
C000079278_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079278_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079278_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,482
C000079278_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,992
C000079278_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,581
C000079278_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,366
C000079278_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,540
C000079278_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,446
C000079278_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,057
C000079278_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,642
C000079278_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,070
C000079278_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,627
C000079278_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2050 Composite Index℠
C000079278_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079278_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,490
C000079278_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,005
C000079278_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,631
C000079278_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,434
C000079278_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,651
C000079278_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,653
C000079278_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,209
C000079278_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,877
C000079278_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,310
C000079278_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,755
C000079278_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000079278_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079278_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000079278_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000079278_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000079278_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000079278_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000079278_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000079278_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000079278_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000079278_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000079278_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000250724_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Flex® Freedom Blend 2070 Fund
C000250724_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250724_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,383
C000250724_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,677
C000250724_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom 2070 Composite Index℠
C000250724_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250724_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,441
C000250724_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,428
C000250724_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250724_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000250724_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,380
C000250724_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,229
C000157962_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157962_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157962_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,439,478
C000157962_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,871,600
C000157962_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,138,883
C000157962_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,129,963
C000157962_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,477,480
C000157962_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,548,898
C000157962_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,127,424
C000157962_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,766,226
C000157962_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,209,532
C000157962_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,009,790
C000157962_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2015 Composite Index℠
C000157962_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157962_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,441,215
C000157962_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,875,212
C000157962_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,152,950
C000157962_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,144,066
C000157962_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,510,080
C000157962_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,597,088
C000157962_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,167,467
C000157962_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,823,048
C000157962_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,269,180
C000157962_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,062,430
C000157962_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000157962_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157962_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,022,025
C000157962_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,082,426
C000157962_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,310,160
C000157962_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,784,555
C000157962_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	5,825,641
C000157962_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	5,583,755
C000157962_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	5,316,668
C000157962_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,406,940
C000157962_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,670,778
C000157962_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,917,374
C000177880_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2060 Fund
C000177880_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177880_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,989
C000177880_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,269
C000177880_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,115
C000177880_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,838
C000177880_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,447
C000177880_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,373
C000177880_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,675
C000177880_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,774
C000177880_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,130
C000177880_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2060 Composite Index℠
C000177880_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177880_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000177880_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,449
C000177880_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,443
C000177880_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,666
C000177880_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,507
C000177880_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,295
C000177880_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,375
C000177880_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,579
C000177880_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,303
C000177880_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177880_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177880_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177880_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177880_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177880_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177880_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177880_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177880_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177880_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000177880_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,022
C000101225_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000101225_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101225_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,490
C000101225_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,994
C000101225_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,587
C000101225_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,372
C000101225_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,543
C000101225_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,448
C000101225_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,065
C000101225_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,647
C000101225_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,082
C000101225_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,620
C000101225_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2055 Composite Index℠
C000101225_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101225_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,490
C000101225_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,005
C000101225_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,631
C000101225_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,434
C000101225_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,651
C000101225_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,653
C000101225_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,209
C000101225_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,877
C000101225_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,310
C000101225_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	27,746
C000101225_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000101225_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000101225_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000101225_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000101225_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000101225_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000101225_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000101225_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000101225_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000101225_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000101225_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000101225_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000252916_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252916_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252916_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,072,521,024
C000252916_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,570,587,362
C000252916_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2015 Composite Index℠
C000252916_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252916_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,069,883,518
C000252916_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,556,229,967
C000252916_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000252916_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252916_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,042,673,521
C000252916_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,261,956,616
C000252912_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252912_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252912_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,071,202,557
C000252912_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,078,204,425
C000252912_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2045 Composite Index℠
C000252912_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252912_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,055,971,476
C000252912_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,022,582,207
C000252912_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252912_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252912_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000252912_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,981,882,171
C000177879_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Freedom Blend 2055 Fund
C000177879_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177879_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,990
C000177879_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,271
C000177879_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,117
C000177879_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,846
C000177879_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,455
C000177879_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,370
C000177879_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,669
C000177879_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,779
C000177879_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	24,146
C000177879_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Freedom 2055 Composite Index℠
C000177879_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177879_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,910
C000177879_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,449
C000177879_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,443
C000177879_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,666
C000177879_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,507
C000177879_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,295
C000177879_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,375
C000177879_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,579
C000177879_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,304
C000177879_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000177879_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000177879_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,022
C000177879_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,068
C000177879_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,226
C000177879_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,552
C000177879_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,299
C000177879_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,730
C000177879_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,326
C000177879_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,334
C000177879_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	31,022
C000220380_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Premier Class
C000220380_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220380_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,570,598,052
C000220380_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,697,791,321
C000220380_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,506,619,120
C000220380_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,006,497,215
C000220380_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,207,102,829
C000220380_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,841,632,957
C000220380_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Freedom Index 2050 Composite Index℠
C000220380_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220380_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,564,930,037
C000220380_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	2,702,697,201
C000220380_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,504,186,394
C000220380_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,008,574,171
C000220380_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,205,600,618
C000220380_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	3,816,919,667
C000220380_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000220380_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	2,000,000,000
C000220380_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	2,637,300,930
C000220380_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	3,049,927,469
C000220380_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	2,814,215,574
C000220380_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	3,655,135,424
C000220380_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	3,956,745,967
C000220380_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	4,661,184,115
C000157963_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157963_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157963_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,487,739
C000157963_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,968,965
C000157963_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,246,492
C000157963_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,148,285
C000157963_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,787,149
C000157963_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,898,928
C000157963_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,396,012
C000157963_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,176,447
C000157963_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,647,703
C000157963_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,631,610
C000157963_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2020 Composite Index℠
C000157963_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157963_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,489,081
C000157963_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,974,248
C000157963_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,262,143
C000157963_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,163,569
C000157963_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	7,822,771
C000157963_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,958,626
C000157963_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,442,395
C000157963_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,239,408
C000157963_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,714,038
C000157963_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,679,268
C000157963_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000157963_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157963_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,022,025
C000157963_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	5,082,426
C000157963_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	5,310,160
C000157963_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	5,784,555
C000157963_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	5,825,641
C000157963_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	5,583,755
C000157963_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	5,316,668
C000157963_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,406,940
C000157963_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,670,778
C000157963_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,917,374
C000079281_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079281_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079281_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,724
C000079281_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,434
C000079281_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,941
C000079281_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,101
C000079281_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,163
C000079281_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,210
C000079281_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,518
C000079281_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,521
C000079281_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,336
C000079281_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,592
C000079281_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2010 Composite Index℠
C000079281_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079281_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,738
C000079281_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,464
C000079281_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,989
C000079281_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,158
C000079281_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,270
C000079281_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,351
C000079281_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,654
C000079281_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,691
C000079281_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,519
C000079281_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,773
C000079281_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000079281_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079281_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000079281_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000079281_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000079281_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000079281_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000079281_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000079281_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000079281_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000079281_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000079281_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000252920_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252920_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252920_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,065,570,236
C000252920_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,855,869,734
C000252920_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2035 Composite Index℠
C000252920_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252920_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,054,037,949
C000252920_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,816,940,946
C000252920_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252920_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252920_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000252920_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,981,882,171
C000252919_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Premier II Class
C000252919_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252919_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,059,768,521
C000252919_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,763,789,393
C000252919_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2030 Composite Index℠
C000252919_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252919_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,051,246,961
C000252919_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,732,929,633
C000252919_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000252919_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000,000
C000252919_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,077,848,798
C000252919_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	5,981,882,171
C000157957_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Premium Class
C000157957_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157957_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,746,799
C000157957_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,505,104
C000157957_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,802,898
C000157957_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,199,043
C000157957_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,291,827
C000157957_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,752,037
C000157957_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,059,206
C000157957_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,861,676
C000157957_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,584,895
C000157957_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,876,198
C000157957_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2045 Composite Index℠
C000157957_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157957_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,744,852
C000157957_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,502,455
C000157957_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	6,815,663
C000157957_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,216,827
C000157957_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	9,325,593
C000157957_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,826,488
C000157957_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,104,741
C000157957_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,938,598
C000157957_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,654,949
C000157957_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,883,165
C000157957_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000157957_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000157957_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	5,858,613
C000157957_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	6,678,339
C000157957_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	7,312,547
C000157957_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	6,802,284
C000157957_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,635,483
C000157957_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,299,488
C000157957_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,348,929
C000157957_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,740,119
C000157957_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,956,429
C000157957_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,797,227
C000079282_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Investor Class
C000079282_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079282_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,871
C000079282_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,721
C000079282_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,255
C000079282_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,234
C000079282_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,916
C000079282_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,045
C000079282_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,199
C000079282_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,464
C000079282_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,351
C000079282_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	17,937
C000079282_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Freedom Index 2015 Composite Index℠
C000079282_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079282_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,882
C000079282_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,750
C000079282_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,306
C000079282_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,288
C000079282_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,020
C000079282_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,194
C000079282_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,335
C000079282_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,646
C000079282_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,538
C000079282_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,125
C000079282_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000079282_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000079282_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,044
C000079282_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,165
C000079282_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,620
C000079282_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,569
C000079282_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,651
C000079282_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,168
C000079282_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,633
C000079282_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,814
C000079282_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,342
C000079282_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,835
C000250738_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Premium Class
C000250738_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000250738_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,226,653
C000250738_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,262,155
C000250738_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Freedom Index 2070 Composite Index℠
C000250738_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000250738_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,220,733
C000250738_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	6,213,869
C000250738_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000250738_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,000,000
C000250738_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,190,245
C000250738_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 6,114,289